Investments - Composition of Fair Value of Debt Securities Classified by Rating (Details)	Dec. 31, 2022	Dec. 31, 2021
Investment Holdings [Line Items]
Percent of total debt securities carrying value	100.00%	100.00%
Investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	96.70%	96.40%
Investment grade | AAA
Investment Holdings [Line Items]
Percent of total debt securities carrying value	18.00%	15.00%
Investment grade | AA
Investment Holdings [Line Items]
Percent of total debt securities carrying value	8.80%	10.00%
Investment grade | A
Investment Holdings [Line Items]
Percent of total debt securities carrying value	31.50%	29.40%
Investment grade | BBB
Investment Holdings [Line Items]
Percent of total debt securities carrying value	38.40%	42.00%
Below investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	3.30%	3.60%
Below investment grade | BB
Investment Holdings [Line Items]
Percent of total debt securities carrying value	2.50%	2.80%
Below investment grade | B and below
Investment Holdings [Line Items]
Percent of total debt securities carrying value	0.80%	0.80%